Debt (Tables)	12 Months Ended
Dec. 31, 2024
Debt [Abstract]
Schedule of Debt
	December 31, 2024	December 31, 2023
	USD	USD
Loan 1 – Property loan	1,689,025	1,801,718
Loan 2 – Bridge loan	192,686	488,841
Loan 3 – Bridge loan	177,969	342,602
Loan 4 – Money market loan	1,617,290	1,339,487
Loan 5 – Property loan	1,064,773	-
Loan 6 – Convertible note	940,777	-
Loan 7 – Business Venture loan	346,971	-
	6,028,791	3,972,648

Represented by:
Current liabilities	3,122,678	1,863,110
Non-current liabilities	2,906,113	2,109,538
	6,028,791	3,972,648